United States Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment  [   ];  Amendment Number:
This Amendment (Check  only one.) : [   ] is a restatement
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Toth Financial Advisory Corporation
Address:   608 South King Street, #300
           Leesburg, Virginia 20175

13F File Number: 28-7086

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information is true,correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Thomas A. Toth, Senior
Title:            President
Phone:         (703) 443-8684
Signature, Place and Date of Signing

Thomas A. Toth, Senior  Leesburg, Virginia  March 31, 2011

Report Type (Check only one.):

[ x ]  13F HOLDINGS REPORT

[   ]  13F NOTICE

[   ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:              0

FORM 13F INFORMATIOPN TABLE ENTRY TOTAL:

FORM 13F INFORMATION TABLE VALUE TOTAL:

LIST OF OTHER INCLUDED MANAGERS:

NO. 13F FILE NUMBER     NAME

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70:
                                                 Toth Financial Advisory Corporation
                                                              FORM 13F
                                                           March 31, 2011



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101      236  2518.73 SH       Sole                                    2518.73
AFLAC, Inc.                    COM              001055102     4319 81834.18 SH       Sole                                   81834.18
AT&T Corporation               COM              00206r102      289  9435.00 SH       Sole                                    9435.00
Abbott Laboratories            COM              002824100     2654 54107.00 SH       Sole                                   54107.00
Accenture LTD Cl A             COM              g1151c101      756 13750.00 SH       Sole                                   13750.00
Alliance Bankshares Corporatio COM              018535104      295 53072.00 SH       Sole                                   53072.00
Altria Group, Inc.             COM              02209s103      202  7760.00 SH       Sole                                    7760.00
Aqua America Inc.              COM                             450 19673.00 SH       Sole                                   19673.00
Bank America Corporation       COM              060505104     1117 83786.03 SH       Sole                                   83786.03
Becton, Dickinson and Company  COM              075887109      463  5820.00 SH       Sole                                    5820.00
CVS Corporation DEL            COM              126650100     2571 74906.00 SH       Sole                                   74906.00
Caterpillar Inc.               COM              149123101      377  3386.00 SH       Sole                                    3386.00
Chevron Corporation            COM              166764100      225  2091.00 SH       Sole                                    2091.00
China Networks International   COM              G21125102        3 15209.00 SH       Sole                                   15209.00
Church & Dwight Co., Inc.      COM              171340102     1238 15600.00 SH       Sole                                   15600.00
Cisco Systems, Inc.            COM              17275r102     2204 128513.00 SH      Sole                                  128513.00
Citigroup, Inc.                COM              172967101      604 136629.00 SH      Sole                                  136629.00
Clorox Company                 COM              189054109     1952 27856.00 SH       Sole                                   27856.00
Coca Cola Co                   COM              191216100     2390 36030.00 SH       Sole                                   36030.00
Colgate-Palmolive              COM              194162103     3193 39542.00 SH       Sole                                   39542.00
Danaher Corp. Del              COM              235851102      236  4540.00 SH       Sole                                    4540.00
Ecolab Inc.                    COM                             609 11940.00 SH       Sole                                   11940.00
Equifax Inc.                   COM              294429105      943 24273.00 SH       Sole                                   24273.00
Exxon-Mobil Corporation        COM              30231G102      458  5445.00 SH       Sole                                    5445.00
Fiserv, Inc.                   COM              337738108     2340 37301.00 SH       Sole                                   37301.00
Flextronics International LTD  COM              y2573f102     1572 210433.00 SH      Sole                                  210433.00
General Dynamics Corporation   COM              369550108      698  9120.00 SH       Sole                                    9120.00
General Electric Company       COM              369604103     3639 181473.64 SH      Sole                                  181473.64
General Mills, Inc.            COM              370334104      884 24195.00 SH       Sole                                   24195.00
H.J. Heinz Company             COM              423074103     1546 31660.00 SH       Sole                                   31660.00
Home Depot, Inc.               COM              437076102      212  5712.00 SH       Sole                                    5712.00
Hormel Foods Corporation       COM              440452100      310 11145.00 SH       Sole                                   11145.00
Intel Corporation              COM              458140100     2176 107812.77 SH      Sole                                  107812.77
International Business Machine COM              459200101     4469 27406.00 SH       Sole                                   27406.00
Jabil Circut, Inc.             COM              466313103     2125 104022.00 SH      Sole                                  104022.00
Johnson & Johnson              COM              478160104     3808 64264.35 SH       Sole                                   64264.35
KAT Exploration Inc.           COM                               0 20000.00 SH       Sole                                   20000.00
Kellogg                        COM              487836108      596 11047.00 SH       Sole                                   11047.00
Kimberly-Clark Corporation     COM              494368103     1013 15520.00 SH       Sole                                   15520.00
Kraft Foods, Inc. CL A         COM              50075n104      220  7012.00 SH       Sole                                    7012.00
Lincoln Elec Holdings, Inc.    COM              533900106      446  5870.00 SH       Sole                                    5870.00
Lowes Companies, Inc.          COM              548661107      322 12175.00 SH       Sole                                   12175.00
Mako Surgical Corporation      COM              560879108     1157 47960.00 SH       Sole                                   47960.00
McCormick & Co., Inc.          COM              579780206      355  7430.00 SH       Sole                                    7430.00
McDonalds Corporation          COM              580135101     1204 15821.00 SH       Sole                                   15821.00
Medtronic, Inc.                COM              585055106     3321 84385.00 SH       Sole                                   84385.00
Microsoft Corporation          COM              594918104     1626 64044.00 SH       Sole                                   64044.00
O'Reilly Automotive, Inc.      COM              686091109      585 10179.00 SH       Sole                                   10179.00
Oracle Corporation             COM              68389x105     2284 68323.00 SH       Sole                                   68323.00
Patterson Companies            COM              703395103     1707 53027.00 SH       Sole                                   53027.00
Pepsico, Inc.                  COM              713448108     2503 38862.69 SH       Sole                                   38862.69
Pfizer, Inc.                   COM              717081103      808 39805.00 SH       Sole                                   39805.00
Phillip Morris International   COM              718172109      563  8574.00 SH       Sole                                    8574.00
Procter & Gamble               COM              742718109     3081 50015.00 SH       Sole                                   50015.00
Prudential Financial, Inc.     COM              744320102      310  5030.00 SH       Sole                                    5030.00
Pulse Electronics Corporation  COM                             590 97600.00 SH       Sole                                   97600.00
QQQ (PowerShares)              COM              73935a104      202  3510.00 SH       Sole                                    3510.00
Quest Diagnostic, Inc.         COM              74834l100      688 11925.00 SH       Sole                                   11925.00
ReGen Biologics                COM              75884M104        0 21852.00 SH       Sole                                   21852.00
Snap On, Inc.                  COM              833034101      288  4803.00 SH       Sole                                    4803.00
Stanley Works                  COM              854616109      268  3500.00 SH       Sole                                    3500.00
Stryker Corporation            COM              863667101     4318 71022.93 SH       Sole                                   71022.93
Sysco Corporation              COM              871829107     1611 58141.00 SH       Sole                                   58141.00
Target Corporation             COM              87612e106      231  4610.00 SH       Sole                                    4610.00
Wal-Mart Stores                COM              931142103     2467 47401.00 SH       Sole                                   47401.00
Walgreen Co.                   COM              931422109     3116 77616.00 SH       Sole                                   77616.00
Wells Fargo & Company New      COM              949740104      430 13567.00 SH       Sole                                   13567.00
Consumer Discretionary Secto (                  81369y407     3503 89705.00 SH       Sole                                   89705.00
Consumer Staples Sector (SPDR)                  81369Y308      967 32315.00 SH       Sole                                   32315.00
DJ Transportation Index (iShar                  464287192     3977 41479.00 SH       Sole                                   41479.00
DJ US Regional Banks Index Fun                  464288778     2382 97450.00 SH       Sole                                   97450.00
Dow Jones US Telecom (iShares)                                2349 98625.00 SH       Sole                                   98625.00
Energy Sector (SPDR)                            81369Y506     1005 12600.00 SH       Sole                                   12600.00
FTSE China 25 Index (iShares)                   464287184     1080 24055.00 SH       Sole                                   24055.00
Financial Sector (SPDR)                         81369y605     2373 144798.00 SH      Sole                                  144798.00
Financials (ProShares Ultra)                    74347R743     1699 24291.00 SH       Sole                                   24291.00
First Trust DJ Internet Index                                  277  7615.00 SH       Sole                                    7615.00
Healthcare Sector (SPDR)                        81369Y209      592 17890.00 SH       Sole                                   17890.00
IShares Global Infrastructure                   454090101      803 21740.00 SH       Sole                                   21740.00
Industrials (ProShares Ultra)                   74347R727      539  9910.00 SH       Sole                                    9910.00
Industrials Sector (SPDR)                       81369y704     3542 94027.00 SH       Sole                                   94027.00
KBW Insurance Index (SPDR)                      78464a789     2839 64329.00 SH       Sole                                   64329.00
MSCI BRIC Index Fund (iShares)                  464286657      602 11970.00 SH       Sole                                   11970.00
MSCI Brazil Index (iShares)                     464286400      322  4155.00 SH       Sole                                    4155.00
MSCI Canada Index (iShares)                                   2177 64785.00 SH       Sole                                   64785.00
MSCI EAFE Index (iShares)                       464287465      405  6735.00 SH       Sole                                    6735.00
MSCI Hong Kong Index (iShares)                  464286871     1142 60330.00 SH       Sole                                   60330.00
MSCI Mexico Investable Mkt Idx                                1557 24780.00 SH       Sole                                   24780.00
MSCI Pacific ex-Japan (iShares                                 476  9860.00 SH       Sole                                    9860.00
MSCI Singapore Index (iShares)                  464286673     1646 120443.00 SH      Sole                                  120443.00
MSCI Taiwan Index (iShares)                     464286731     1355 91138.00 SH       Sole                                   91138.00
Materials Sector (SPDR)                         81369y100     1707 42658.00 SH       Sole                                   42658.00
Metals & Mining Sector (SPDR)                   78464A755      953 12830.00 SH       Sole                                   12830.00
Nasdaq Biotechnology Index (iS                  464287556     2405 24008.00 SH       Sole                                   24008.00
Pharmaceutical HOLDRS                           71712A206      284  4300.00 SH       Sole                                    4300.00
PowerShares Preferred                                         1850 128920.00 SH      Sole                                  128920.00
Proshs Ultra basic matls Basis                  74347R776      408  7295.00 SH       Sole                                    7295.00
QQQ (ProShares Ultra)                           74347r206     3437 38199.00 SH       Sole                                   38199.00
Real Estate (ProShares Ultra)                   74347R677      767 13375.00 SH       Sole                                   13375.00
Regional Bank HOLDRS                            75902e100      660  7600.00 SH       Sole                                    7600.00
Retail HOLDRS                                   76127u101      201  1900.00 SH       Sole                                    1900.00
Russell Microcap Index (iShare                  464288869     2585 48618.00 SH       Sole                                   48618.00
S&P 500 (ProShares Ultra)                       74347r107     2911 54655.00 SH       Sole                                   54655.00
S&P 500 (SPDR)                                  78462F103      227  1710.00 SH       Sole                                    1710.00
S&P GSSI Semiconductor (iShare                  464287523      893 15117.00 SH       Sole                                   15117.00
S&P Homebuilders (SPDR)                         78464a888     1410 77445.00 SH       Sole                                   77445.00
S&P Latin America 40 Index (iS                  464287390      521  9680.00 SH       Sole                                    9680.00
S&P Retail (SPDR)                                             1925 37886.00 SH       Sole                                   37886.00
Semiconductor HOLDRS                            816636203      962 27800.00 SH       Sole                                   27800.00
Technology (ProShares Ultra)                    74347R693     1381 20585.00 SH       Sole                                   20585.00
Technology Sector (SPDR)                        81369y803     3441 132022.00 SH      Sole                                  132022.00
Utilities Sector (SPDR)                         81369Y886     2064 64768.00 SH       Sole                                   64768.00
Vanguard Emerging Markets                       922042858     2975 60776.00 SH       Sole                                   60776.00
Vanguard Energy ETF                             92204a306      392  3360.00 SH       Sole                                    3360.00
Vanguard Mid-Cap Index                          922908629      757  9395.00 SH       Sole                                    9395.00
Vanguard REIT                                   922908553     3236 55343.00 SH       Sole                                   55343.00
Water Resources Portfolio (Pow                  73935x575     1047 51475.00 SH       Sole                                   51475.00
iShares MSCI Germany Index                                     542 20875.00 SH       Sole                                   20875.00
iShares MSCI South Korea Index                                1014 15765.00 SH       Sole                                   15765.00
20+ Year Treasury (ProShares U                  74347R297     3460  92424.0 SH       Sole                                    92424.0
Wells Fargo PFD                                 kek746889        1    77600 SH       Sole                                      77600
American Century Equity Income                  025076100      139 18643.10 SH       Sole                                   18643.10
American Century Livestrong 20                  02507F696      217 21073.69 SH       Sole                                   21073.69
American Funds EuroPacific GR                   298706409      219  5131.31 SH       Sole                                    5131.31
Growth Fund of America - Class                  399874882     1307 41064.30 SH       Sole                                   41064.30
Growth Fund of America CL F                     399874403      226  7095.90 SH       Sole                                    7095.90
Metlife Stable Value                            000000000        0 28411.53 SH       Sole                                   28411.53
Perkins MidCap Value INV Share                  471023598      418 17452.09 SH       Sole                                   17452.09
RS Global Natural Resources Fu                  74972H705      541 13213.04 SH       Sole                                   13213.04
Vanguard Wellesley Income                       921938106      322 14594.20 SH       Sole                                   14594.20
Janus Aspen Balanced Portfolio                  000000000     2170 180433.4390 SH    Sole                                 180433.439
Pimco VIT Low Duration Portfol                  000000000      187 14540.5240 SH     Sole                                 14540.5240
Seligman Communication and Inf                  000000000      311 27050.0610 SH     Sole                                 27050.0610
AZL BlackRock Capital Apprecia                  000000000      137 10910.4962 SH     Sole                                 10910.4962
Allianz Index Annuity                           000000000       11 10936.4300 SH     Sole                                 10936.4300
Fixed Period Account                            000000000       23 23214.4800 SH     Sole                                 23214.4800
Fidelity VIP Equity Income                      000000000       58 20373.1906 SH     Sole                                 20373.1906
HTFD Capital Appreciation                       000000000       87 13268.7690 SH     Sole                                 13268.7690
Hartford Capital Appreciation                   000000000       83 12823.7874 SH     Sole                                 12823.7874
REPORT SUMMARY 	           139  DATA RECORDS	            176351		0   OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



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